UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 14, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     1260231


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
 Anheuser Busch July 60 CallOPTION              035229903     2559     8254     X    SOLE                     8254
 Comcast K August 17.5 Call OPTION              20030N901     1413     8313     X    SOLE                     8313
 DRS July 80 Call           OPTION              23330X900       56     2778     X    SOLE                     2778
 Navteq July 70 Call        OPTION              63936L900       81      109     X    SOLE                      109
Allied Defense Group        COMMON              019118108      146    26175     X    SOLE                    26175
Anheuser-Busch              COMMON              035229103   156230  2514969     X    SOLE                  2514969
Arthrocare Corp             COMMON              043136100     3025    74129     X    SOLE                    74129
Choicepoint                 COMMON              170388102    87832  1822235     X    SOLE                  1822235
Churchuill Ventures         COMMON              17157P109     3047   388137     X    SOLE                   388137
Clear Channel CommunicationsCOMMON              184502102   186781  5306266     X    SOLE                  5306266
Compton Petroleum Corp      COMMON              204940100     2223   175085     X    SOLE                   175085
Corn Products Intl Inc      COMMON              219023108    51603  1050759     X    SOLE                  1050759
Countrywide Financial       COMMON              222372104    17948  4222963     X    SOLE                  4222963
Cypress Semiconductor Corp. COMMON              232806109    26776  1081868     X    SOLE                  1081868
Electronic Data Systems CorpCOMMON              285661104   134427  5455657     X    SOLE                  5455657
EMC Corp                    COMMON              268648102     5666   385675     X    SOLE                   385675
General Finance Corp        COMMON              369822101     2643   480482     X    SOLE                   480482
Golden Pond Healthcare      COMMON              38116J109     3943   536422     X    SOLE                   536422
Harris Corp                 COMMON              413875105    29376   581828     X    SOLE                   581828
Hicks Acquisition CO I INC  COMMON              429086309     5885   633485     X    SOLE                   633485
Huntsman Corp               COMMON              447011107    11916  1045237     X    SOLE                  1045237
Liberty Acquisition HoldingsCOMMON              53015Y107    17461  1885607     X    SOLE                  1885607
Liberty Media Corp Series A COMMON              53071M500    13989   577334     X    SOLE                   577334
Navteq Corp                 COMMON              63936L100   240494  3123293     X    SOLE                  3123293
Northwestern Corp.          COMMON              668074305     9982   361735     X    SOLE                   361735
NRDC Acquisition Corp       COMMON              62941R102     7289   781239     X    SOLE                   781239
SP Acquisition Holdings Inc COMMON              78470A104     5824   626235     X    SOLE                   626235
GHL Acquisition Corp        COMMON              36172H108     4884   525149     X    SOLE                   525149
Heckmann Corp               COMMON              422680108     2672   298214     X    SOLE                   298214
Overture Acquisition Corp   COMMON              G6830P209     2149   222704     X    SOLE                   222704
Tremisis Energy Acq. Corp   COMMON              89472N101     3521   470157     X    SOLE                   470157
Sports Properties Acq       COMMON              84920F107     9586  1025268     X    SOLE                  1025268
Sunpower Corp               COMMON              867652109    10625   147608     X    SOLE                   147608
Trian Acquisition           COMMON              89582E108    20975  2277421     X    SOLE                  2277421
W-H Energy Services Inc.    COMMON              92925E108    75221   785675     X    SOLE                   785675
Winthrop Realty Trust       COMMON              976391102      351    97526     X    SOLE                    97526
WR Grace & Co.              COMMON              38388F108    25221  1073693     X    SOLE                  1073693
Wrigley Co.                 COMMON              982526105    65420   841086     X    SOLE                   841086
Lincoln National July 45 PutOPTION              534187959       98      593     X    SOLE                      593
Nationwide Financial ServiceOPTION              638612951       55     1100     X    SOLE                     1100
Boise Inc                   WARRANT             09746Y113      213   759597     X    SOLE                   759597
Churchill Ventures Ltd      WARRANT             17157P117       91   413042     X    SOLE                   413042
Golden Pond Healthcare Inc  WARRANT             38116J117      331   551127     X    SOLE                   551127
Hicks Acquisition CO I INC  WARRANT             429086127      329   633485     X    SOLE                   633485
Liberty Acquisition HoldingsWARRANT             53015Y115     3952  2622362     X    SOLE                  2622362
SP Acquisition Holdings Inc WARRANT             78470A112     1087  1723670     X    SOLE                  1723670
GHL Acquisition Corp        WARRANT             36172H116     1318  2202269     X    SOLE                  2202269
Tremisis Energy Acq. Corp   WARRANT             89472N119      912  1688438     X    SOLE                  1688438
Sports Properties Acq       WARRANT             84920F115      616  1120189     X    SOLE                  1120189
Transforma Aquisition Group WARRANT             89366E118       26    85406     X    SOLE                    85406
Trian Acquisition I Corp    WARRANT             89582E116     1963  2454267     X    SOLE                  2454267